Jun. 18, 2024
First Trust Rising Dividend Achievers ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes	20.39%	16.38%	12.07%	1/6/2014
Return After Taxes on Distributions	19.29%	15.51%	11.20%
Return After Taxes on Distributions and Sale of Shares	12.02%	12.78%	9.53%
Nasdaq US Rising Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	21.07%	17.02%	12.66%
Dow Jones U.S. Select DividendTM Index(1) (reflects no deduction for fees, expenses or taxes)	1.53%	10.05%	9.46%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.18%

(1)	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.